Consolidated Statements of Operations - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Operating expenses
Research and development	$ 7,729,240	$ 4,083,303
General and administrative	7,197,162	3,253,412
Total operating expenses	14,926,402	7,336,715
Loss from operations	(14,926,402)	(7,336,715)
Other income	368,920	130
Interest expense	(2,752,229)	(39,791)
Loss on debt extinguishment	(1,321,450)
Loss before income taxes	(18,631,161)	(7,376,376)
Provision for income taxes	1,600	1,600
Net loss	$ (18,632,761)	$ (7,377,976)
Net loss per share
Basic and diluted	$ (2.74)	$ (1.20)
Shares used in computing net loss per share
Basic and diluted	6,807,710	6,211,562